RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
Related Party Balances
At December 31, 2012 and 2011 the balances of noncurrent receivables from related parties were as follows:

	At December 31,
	2012	2011
OTS S.A. (1)	3,852	2,195
Puertos del Sur S.A. (2)	-	4,283
Total	$3,852	$6,478

(1)	Corresponds to temporary working capital advances. The advances have no maturity date and do no accrue interest.
(2)	Since the date of our acquisition of control of Puertos de Sur S.A., our consolidated financial statements included the balances of this company.

Expenses Paid to Related Parties
For the three years ended December 31, 2012, the voyage expenses paid to related parties were as follows:

	For the years ended December 31,
	2012	2011	2010

Commercial commissions (1)	$1,064	$1,147	$1,101
Agency fees (2)	1,689	3,475	441
Total	$2,753	$4,622	$1,542

(1)	Commercial commissions

Pursuant to a commercial agreement signed between UP Offshore (Bahamas) Ltd. (our subsidiary in the Offshore Supply Business) and Firmapar Corp. (formerly Comintra), a minority shareholder of this, the parties agreed that Firmapar Corp. charges a 2% of the gross time charters revenues from Brazilian charters collected by UP Offshore (Bahamas) Ltd. on a consolidated basis beginning on June 25, 2003 and ending on June 25, 2013.

(2)	Agency fees

Pursuant to a commercial and an agency agreement with Ultrapetrol S.A., UABL S.A. and Ravenscroft, Shipping Services Argentina S.A. (formerly I. Shipping Service S.A.) and Navalia S.A. companies of the same control group as Inversiones Los Avellanos S.A., have agreed to perform the duties of port agent for us in Argentina.